As filed with the Securities and Exchange Commission on November 13, 2012

Securities Act File No. 333-59745

Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 61	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 62 (Check appropriate box or boxes)	☒

ING FUNDS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness for this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 13th day of November, 2012.

ING FUNDS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President, Chief Executive Officer and Interested Trustee	November 13, 2012

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	November 13, 2012

Colleen D. Baldwin*	Trustee	November 13, 2012

John V. Boyer*	Trustee	November 13, 2012

Patricia Chadwick*	Trustee	November 13, 2012

Peter S. Drotch*	Trustee	November 13, 2012

J. Michael Earley*	Trustee	November 13, 2012

Patrick W. Kenny*	Trustee	November 13, 2012

Sheryl K. Pressler*	Trustee	November 13, 2012

Roger B. Vincent*	Chairman and Trustee	November 13, 2012

Robert W. Crispin*	Interested Trustee	November 13, 2012

*By: /s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr. As Attorney-in-Fact

*

Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee were filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on July 30, 2012 and incorporated herein by reference.

EXHIBIT INDEX

ING Funds Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase